Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital [Abstract]
Schedule of Changes in Number of Options Granted	In the years ended December 31, 2023, 2022 and 2021, the Company granted options as follows (amounts presented reflect the number of shares underlying options):
	Year ended December 31, 2023
	Award amount	Exercise price range	Vesting period	Expiration
Employees	158,000	$5.65-7.5	4 years	10 years
	Year ended December 31, 2022
	Award amount	Exercise price range	Vesting period	Expiration
Employees	529,000	$5.33-9.22	4 years	10 years
Directors	217,000	$9.22	4 years	10 years

	Year ended December 31, 2021
	Award amount	Exercise price range	Vesting period	Expiration
Employees	96,500	$12.78-20.7	4 years	10 years
Directors	23,000	$15.2	4 years	10 years

Schedule of Fair Value of Options Granted	The fair value of options granted on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:
	Year ended December 31,
	2023	2022	2021
Value of one ordinary share	$5.73-7.5	$5.03-9.22	$11.9-20.37
Dividend yield	0%	0%	0%
Expected volatility	70.27-74.1%	67.95-72.27%	65.36-66.49%
Risk-free interest rate	3.62-4.33%	0.39-3.03%	0.64-1.37%
Expected term	6.11 years	6.11 years	6.11 years

Schedule of Options Data	A summary of options data for the years ended December 31, 2023, 2022 and 2021, is as follows:
	Year ended December 31,
	2023	2022	2021
Weighted-average grant date fair value of options granted, per option	$4.73	$5.32	$9.16
Total intrinsic value of the options exercised	$271	$221	$869
Total fair value of options vested	$4,380	$2,802	$3,356

Schedule of Changes in Number of Options Granted	A summary of the activity in options granted to employees and directors for the year ended December 31, 2023 is as follows:
	2023
	Number of options	Weighted average exercise price*	weighted average remaining contractual term (in years)	aggregate intrinsic value*
Options outstanding at the beginning of the year	1,868,749	$6.02	6.81	$4,620
Granted	158,000	7.05	-	-
Exercised	(76,441)	4.52	-	-
Expired	(83,156)	9.79	-	-
Forfeited	(121,272)	8.81	-	-
Options outstanding at the end of the year	1,745,880	$5.8	5.91	$1,165
Options exercisable at the end of the year	1,151,015	$5.49	4.6	$1,062
*	After repricing- see Note 8(B)(2)(a).
A summary of the activity in options granted to non-employees for the year ended December 31, 2023 is as follows:
	2023
	Number of options	Weighted average exercise price	weighted average remaining contractual term (in years)	aggregate intrinsic value
Options outstanding at the beginning of the year	15,416	$16.04	1.79	$23
Exercised	(3,750)	5.07
Options outstanding at the end of the year	11,666	$16.78	1.36	$2
Options exercisable at the end of the year	6,329	$10.00	1.34	$2

Schedule of Outstanding and Exercisable Options	The following tables summarize information concerning outstanding and exercisable options as of December 31, 2023:
December 31, 2023
Options outstanding			Options exercisable
Exercise prices *	Number of options outstanding at end of year	Weighted average remaining contractual Life	Number of options exercisable at end of year	Weighted average remaining contractual life
$24.81	6,666	1.38	1,329	1.38
6.07	5,000	1.33	5,000	1.33
10.08	2,625	0.17	2,625	0.17
5.07	149,500	2.08	149,500	2.08
4.02	352,464	1.29	352,464	1.29
9.22	3,905	0.11	3,905	0.11
5.33	111,000	8.92	27,750	8.92
7.5	103,000	9.25	-	-
6.5	33,500	9.65	-	-
5.65	20,000	9.2	-	-
$6.39	969,886	7.33	614,771	6.97
	1,757,546		1,157,344
*	In U.S. dollars per Ordinary Share.

Schedule of Share-Based Compensation	The following table illustrates the effect of share-based compensation on the statements of operations:
	Year ended December 31
	2023	2022	2021
Cost of revenues	$-	$22	$78
Research and development expenses	714	565	525
General, administrative and marketing expenses	1,223	1,587	1,017
	$1,937	$2,174	$1,620